May 5, 2000

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re: Pruco Life of New Jersey Single Premium Variable Life Account Registration No. 2-99537

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, Pruco Life Insurance Company of New Jersey, on behalf of The Pruco Life of New Jersey Single Premium Variable Life Account (the "Account"), hereby certifies: (1) that the text of the Account's most recent post-effective amendment has been filed electronically; and (2) that the form of the Prospectus that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.

                               Respectfully submitted,

                                   /s/ CLIFFORD E. KIRSCH
                                   ---------------------------------------
                                   Clifford E. Kirsch, Esq.
                                   Chief Legal Officer and Secretary
                                   Pruco Life Insurance Company of New Jersey